15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets	$ 1,576,294	$ 1,641,645
Mineral exploration expenses	2,276,286	1,742,813	$ 1,157,878
Portugal
Non-current assets	1,433,139	1,498,490
Mineral exploration expenses	2,165,880	1,405,528
Kosovo
Non-current assets	143,155	143,155
Mineral exploration expenses	89,808	235,563
Germany
Mineral exploration expenses	0	29,621
Others
Mineral exploration expenses	$ 20,598	$ 72,101